REVERSE RECAPITALIZATION - Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
REVERSE RECAPITALIZATION
Cash - MCAC's trust and cash (net of redemption)	$ 38,441,920
Less: transaction costs and advisory fees paid	(2,670,961)
Net Business Combination financing	$ 35,770,959	$ 0